Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 18. LONG-TERM DEBT

	2022 Weighted- average Coupon(1)	Dominion Energy		Virginia Power
At December 31,		2022	2021	2022	2021
(millions, except percentages)
Sustainability Revolving Credit Agreement, variable rate, due 2024(2)	5.24%	$450	$—
Unsecured Senior Notes:
Variable rate, due 2023	5.30%	1,000	1,000
1.45% to 7.0%, due 2022 to 2052(3)(4)	4.01%	12,476	11,238
Unsecured Junior Subordinated Notes:
3.071% due 2024	3.07%	700	700
Payable to Affiliated Trust, 8.4%, due 2031	8.40%	10	10
Enhanced Junior Subordinated Notes:
5.75% due 2054	5.75%	685	685
Virginia Electric and Power Company:
Unsecured Senior Notes, 2.30% to 8.875%, due 2022 to 2052	3.99%	15,135	13,238	$15,135	$13,238
Tax-Exempt Financings, 0.75% to 1.90%, due 2032 to 2041(5)	1.32%	625	625	625	625
DECP Holdings, Term Loan, variable rate, due 2024(6)	5.71%	2,349	2,500
DESC:
First Mortgage Bonds, 2.30% to 6.625%, due 2028 to 2065	5.09%	3,634	3,634
Tax-Exempt Financings(7):
Variable rate due 2038	3.70%	35	35
3.625% and 4.00%, due 2028 and 2033	3.90%	54	54
GENCO, variable rate due 2038	3.70%	33	33
Other	3.63%	1	1
Secured Senior Notes, 4.82%, due 2042(8)	4.82%	308	314
Tax-Exempt Financing, 3.8% due 2033	3.80%	27	27
Total Principal		$37,522	$34,094	$15,760	$13,863
Fair value hedge valuation(9)		—	2
Securities due within one year(10)		(2,848)	(805)	(700)	(300)
Unamortized discount, premium and debt issuance costs, net		(322)	(282)	(144)	(110)
Derivative restructuring(11)		141	738	—	446
Finance leases		91	100	65	57
Total long-term debt		$34,584	$33,847	$14,981	$13,956

(1)
Represents weighted-average coupon rates for debt outstanding as of December 31, 2022.
(2)
This $900 million supplemental credit facility, entered in June 2021, offers a reduced interest rate margin with respect to borrowed amounts allocated to certain environmental sustainability or social investment initiatives. Proceeds of the supplemental credit facility also may be used for general corporate purposes, but such proceeds are not eligible for a reduced interest rate margin. In June 2021 and August 2021, Dominion Energy borrowed $250 million and $650 million respectively. The proceeds from these borrowings were used to support environmental sustainability and social investment initiatives ($250 million) and for general corporate purposes ($650 million). In November 2021 and December 2021, Dominion Energy repaid $650 million and $250 million, respectively, borrowed under this arrangement. In May 2022, Dominion Energy borrowed $900 million. The proceeds from these borrowings were used to support environmental sustainability and social investment initiatives ($450 million) and for general corporate purposes ($450 million). In June 2022, Dominion Energy repaid $450 million borrowed for general corporate purposes.
(3)
Includes debt assumed by Dominion Energy from the merger of its former CNG subsidiary.
(4)
In 2022, Dominion Energy repurchased $263 million of senior notes with various interest rates and maturity dates. Gains related to the early redemption of the senior notes were $35 million ($26 million after-tax) reflected within interest and related charges in Dominion Energy’s Consolidated Statements of Income.
(5)
These financings relate to certain pollution control equipment at Virginia Power’s generating facilities.
(6)
The term loan amortizes over a 17-year period and matures in December 2024 with the potential to be extended to December 2026. The debt is secured by DECP Holdings’ noncontrolling interest in Cove Point.
(7)
Industrial revenue bonds totaling $68 million are secured by letters of credit that expire, subject to renewal, in the fourth quarter of 2023.
(8)
Represents debt associated with Eagle Solar. The debt is nonrecourse to Dominion Energy and is secured by Eagle Solar’s interest in certain solar facilities.
(9)
Represents the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt.
(10)
Dominion Energy and Virginia Power's weighted-average rate for securities due within one year was 3.69% and 2.75%, respectively, as of December 31, 2022.
(11)
Excludes $447 million at December 31, 2022 for both Dominion Energy and Virginia Power, representing the current portion which is presented within securities due within one year in the Companies’ Consolidated Balance Sheets. The Companies did not have any current derivative restructuring balances at December 31, 2021.

Based on stated maturity dates rather than early redemption dates that could be elected by instrument holders, the scheduled principal payments of long-term debt, at December 31, 2022 were as follows:

	2023	2024	2025	2026	2027	Thereafter	Total
(millions, except percentages)
Dominion Energy
Term Loans	$134	$2,215	$—	$—	$—	$—	$2,349
Sustainability Revolving Credit Agreement	—	450	—	—	—	—	450
First Mortgage Bonds	—	—	—	—	—	3,634	3,634
Unsecured Senior Notes	2,700	650	1,500	2,120	1,783	19,859	28,612
Secured Senior Notes	17	31	19	20	21	200	308
Tax-Exempt Financings	—	—	—	—	—	774	774
Unsecured Junior Subordinated Notes Payable to Affiliated Trusts	—	—	—	—	—	10	10
Unsecured Junior Subordinated Notes	—	700	—	—	—	—	700
Enhanced Junior Subordinated Notes	—	—	—	—	—	685	685
Total	$2,851	$4,046	$1,519	$2,140	$1,804	$25,162	$37,522
Weighted-average Coupon	3.69%	4.81%	3.01%	2.84%	3.74%	4.34%
Virginia Power
Unsecured Senior Notes	$700	$350	$350	$1,150	$1,350	$11,235	$15,135
Tax-Exempt Financings	—	—	—	—	—	625	625
Total	$700	$350	$350	$1,150	$1,350	$11,860	$15,760
Weighted-average Coupon	2.75%	3.45%	3.10%	3.08%	3.61%	4.10%

The Companies’ credit facilities and debt agreements, both short-term and long-term, contain customary covenants and default provisions. As of December 31, 2022, there were no events of default under these covenants.

Enhanced Junior Subordinated Notes

In October 2014, Dominion Energy issued $685 million of October 2014 hybrids that will bear interest at 5.75% per year until October 1, 2024. Thereafter, assuming three-month LIBOR has been terminated and the October 2014 hybrids remain outstanding, interest will accrue at a SOFR-based rate selected by, and subject to any spread adjustment or other benchmark conforming changes implemented by, the Board of Governors of the Federal Reserve in accordance with the Adjustable Interest Rate (LIBOR) Act of 2022.

In July 2016, Dominion Energy issued $800 million of 5.25% July 2016 hybrids. In August 2021, Dominion Energy redeemed the remaining principal outstanding of $800 million of its July 2016 hybrids, which would have otherwise matured in 2076 and were listed on the NYSE under the symbol DRUA. Expenses related to the early redemption of the hybrids were $23 million reflected within interest and related charges in the Consolidated Statements of Income for the year ended December 31, 2021.

Dominion Energy may defer interest payments on the hybrids on one or more occasions for up to 10 consecutive years. If the interest payments on the hybrids are deferred, Dominion Energy may not make distributions related to its capital stock, including dividends, redemptions, repurchases, liquidation payments or guarantee payments during the deferral period. Also, during the deferral period, Dominion Energy may not make any payments on or redeem or repurchase any debt securities that are equal in right of payment with, or subordinated to, the hybrids.

Derivative Restructuring

In June 2020, Dominion Energy amended a portfolio of interest rate swaps with a notional value of $2.0 billion, extending the mandatory termination dates from 2020 and 2021 to December 2024. As a result of this noncash financing activity with an embedded interest rate swap, Dominion Energy recorded $326 million in other long-term debt representing the net present value of the initial fair value measurement of the new contract with an imputed interest rate of 1.19%, in its Consolidated Balance Sheets with an embedded interest rate derivative that had a fair value of zero at inception. In August 2021, Dominion Energy settled certain of the outstanding interest rate swaps which would have otherwise matured in December 2024, resulting in a $39 million reduction in other long-term debt. In August 2022, Dominion Energy settled certain of the outstanding interest rate swaps which would have otherwise matured in December 2024, resulting in a $154 million reduction in other long-term debt.

In August 2020, Virginia Power amended a portfolio of interest rate swaps with a notional value of $900 million, extending the mandatory termination dates from 2020 to December 2023. As a result of this noncash financing activity with an embedded interest rate swap, Virginia Power recorded $443 million in other long-term debt representing the net present value of the initial fair value measurement of the new contract with an imputed interest rate of 0.34%, in its Consolidated Balance Sheets with an embedded interest rate derivative that had a fair value of zero at inception. The interest rate swaps were in a hedge relationship prior to the transaction. Virginia Power de-designated the hedge relationships prior to the transaction and then designated the new interest rate swap in a hedge relationship after the transaction.